Fair value measurement - Additional information - Derecognition and collateral (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Securities lending and reverse repurchase agreements
Collateral held in respect of reverse repurchase agreements	$ 603	$ 1,011
Lent securities and assets subject to repurchase	2,007	90
Cash and securities collateral held or pledged under repurchase and securities lending agreements	2,047	95
Credit risk, over-the-counter derivative transactions
Collateral and pledges
Amount of assets pledged as collateral for liabilities	2,422	1,301
Amount of collateral held	2,306	1,883
Credit risk, funding agreements and other transactions
Collateral and pledges
Amount of assets pledged as collateral for liabilities	$ 2,614	$ 3,299